RELATED PARTIES - Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Salaries and benefits	$ 4,840	$ 5,851
Share-based compensation	5,376	3,559
Total Key management personnel compensation	$ 10,216	$ 9,410